TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Changes in Provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in the tax, labor and civil provisions :
Balance at the beginning of the year	R$ 770,305
Reversal of contingent liabilities, net			R$ 929,711
Reversal of monetary update of contingent liabilities			(369,819)
Balance at the end of the year	809,299	R$ 770,305
Legal proceedings provision
Changes in the tax, labor and civil provisions :
Balance at the beginning of the year	770,305	827,883	2,239,226
Additions	249,868	177,684	527,543
Monetary correction	70,788	85,626	77,257
Reversal of contingent liabilities, net			(929,711)
Reversal of monetary update of contingent liabilities			(369,819)
Reversal of accrued amounts	(282,239)	(319,719)	(715,081)
Foreign exchange effect on provisions in foreign currency	577	(1,169)	(201)
Loss of control by joint venture creation			(1,331)
Balance at the end of the year	R$ 809,299	R$ 770,305	R$ 827,883